Other Receivables - Summary of Other Receivables (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Dec. 31, 2018
Current
Other current receivables	₩ 1,581,517	₩ 1,385,629
Non-current
Lease receivables	1,140,879	863,240
Other non-current receivables	1,140,879	863,240
Gross amount [member]
Current
Loans	367,580	236,782
Other accounts receivable	971,845	954,030
Accrued income	272,528	220,066
Deposits	86,519	108,640
Lease receivables	48,744
Others	14,510	16,201
Non-current
Loans	701,529	731,344
Other accounts receivable	209,039	155,936
Accrued income	65,275	1,855
Deposits	238,261	152,072
Lease receivables	179,315
Allowance for credit losses [member]
Current
Other current receivables	(180,209)	(150,090)
Non-current
Other non-current receivables	₩ (252,540)	₩ (177,967)